                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578

                                                       Expires:  Feb. 28, 2006

                                                       Estimated average burden
                                                       hours per response: 20.00
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                    811-09797
                                  ----------------------------------------------


                             AIM Floating Rate Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (713) 626-1919
                                                   ---------------------

Date of fiscal year end:   12/31
                        ---------------------

Date of reporting period:  03/31/05
                         --------------------

Item 1.  Schedule of Investments.

                             AIM FLOATING RATE FUND

         Quarterly Schedule of Portfolio Holdings o March 31, 2005




AIMinvestments.com          FLR-QTR-1 3/05           A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTERESTS--95.92%                     (b)(c)

ADVERTISING--0.39%

Lamar Advertising Co.
     Term Loan D due 06/30/10                                      (d)              Ba2                 $  997,500     $  1,008,722
===================================================================================================================================

AEROSPACE & DEFENSE--3.28%

Alion Science & Technology
     Term Loan B due 08/02/09                                      (d)              B1                     383,902          385,822
-----------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems Inc.
     Term Loan B due 03/31/11                                      (d)              Ba2                    449,808          456,836
-----------------------------------------------------------------------------------------------------------------------------------
Anteon International Corp.
     Term Loan B due 12/31/10                                      (d)              Ba3                    943,098          954,298
-----------------------------------------------------------------------------------------------------------------------------------
ARINC Inc.
     Term Loan B due 03/10/11                                      (d)              Ba3                    247,500          251,522
-----------------------------------------------------------------------------------------------------------------------------------
CACI International Inc.
     Term Loan B due 05/03/11                                      (d)              Ba2                    251,176          254,315
-----------------------------------------------------------------------------------------------------------------------------------
Ceradyne Inc.
     Term Loan due 08/18/11                                        (d)              Ba3                    716,400          727,146
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.
     Term Loan due 11/04/10                                        (d)              Ba3                    461,225          465,837
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp.
     Delayed Loan due 03/01/12                                     (d)(e)           B2                     324,444          328,804
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 03/01/12                                      (d)              B2                     675,556          684,634
-----------------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc.
    Term Loan due 11/18/12                                         (d)              B2                     728,735          740,577
-----------------------------------------------------------------------------------------------------------------------------------
SI International, Inc.
     Term Loan B due 02/09/11                                      (d)              B1                     110,769          112,708
-----------------------------------------------------------------------------------------------------------------------------------
Titan Corp. (The)
     Term Loan B due 06/30/09                                      (d)              Ba3                  1,222,775        1,239,588
-----------------------------------------------------------------------------------------------------------------------------------
TransDigm, Inc.
     Term Loan C due 07/22/10                                      (d)              B1                     316,107          320,651
-----------------------------------------------------------------------------------------------------------------------------------
United Defense Industries, Inc.
     Term Loan B due 08/13/09                                      (d)              Ba2                  1,541,631        1,541,631
===================================================================================================================================
                                                                                                                          8,464,369
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.05%

Gemini Air Cargo, Inc.
     Term Loan A due 12/31/11                                      (d)             Caa2                    386,504          131,411
===================================================================================================================================

ALTERNATIVE CARRIERS--0.40%

WilTel Communications, LLC
    First Lien Term Loan due 06/30/10                              (d)              B2                   1,057,784        1,039,272
===================================================================================================================================

FLR-QTR-1                             F-1

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL RETAIL--0.19%

William Carter Co. (The)
     Term Loan C due 08/15/08                                      (d)              Ba3                 $  481,260       $  487,276
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.65%

American Achievement Corp.
     Term Loan B due 03/25/11                                      (d)              B1                     143,972          146,041
-----------------------------------------------------------------------------------------------------------------------------------
Jostens, Inc.
     Term Loan C due 12/21/11                                      (d)              B1                   1,515,140        1,538,499
===================================================================================================================================
                                                                                                                          1,684,540
===================================================================================================================================

AUTO PARTS & EQUIPMENT--3.77%

Accuride Corp.
     Term Loan B due 01/31/12                                      (d)              B2                     533,715          538,218
-----------------------------------------------------------------------------------------------------------------------------------
Affinia Group Inc.
     Term Loan B due 11/30/11                                      (d)              B2                     163,874          165,882
-----------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp.
     Revolving Term Loan due 06/30/05                              (d)(e)          Caa1                  1,400,017        1,304,349
-----------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.
     Term Loan B due 06/03/09                                      (d)              B1                     810,024          821,162
-----------------------------------------------------------------------------------------------------------------------------------
Key Automotive Group
     Term Loan B due 06/29/10                                      (d)              B1                   1,544,226        1,563,529
-----------------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations Inc.
     Term Loan due 10/30/09                                        (d)              B1                     273,913          277,166
-----------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries (Dayco Products, Inc.)
     Term Loan B due 06/23/11                                      (d)              B1                   1,091,750        1,105,397
-----------------------------------------------------------------------------------------------------------------------------------
Metaldyne Co. LLC (MascoTech)
     Term Loan D due 12/31/09                                      (d)              B2                     753,317          756,519
-----------------------------------------------------------------------------------------------------------------------------------
MetoKote Corp.
     First Lien Term Loan due 08/13/10                             (d)              B2                     229,749          233,770
-----------------------------------------------------------------------------------------------------------------------------------
     Second Lien Term Loan due 02/13/11                            (d)             Caa1                    440,000          447,700
-----------------------------------------------------------------------------------------------------------------------------------
Plastech Engineered Products
     Term Loan B due 03/31/10                                      (d)              Ba3                    354,690          351,697
-----------------------------------------------------------------------------------------------------------------------------------
RJ Tower Corp.
     Term Loan due 02/02/07                                        (d)              Ba3                    500,000          510,417
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive Inc.
     Term Loan B due 12/12/10                                      (d)              B1                     632,212          644,066
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B1 due 12/12/10                                     (d)              B1                     319,656          325,650
-----------------------------------------------------------------------------------------------------------------------------------
United Components Inc.
     Term Loan C due 06/30/10                                      (d)              B1                     680,533          689,891
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,735,413
===================================================================================================================================

AUTOMOBILE MANUFACTURERS--1.17%

TRW Automotive, Inc.
     Term Loan B due 06/30/12                                      (d)              Ba2                    997,500        1,006,644
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan E due 10/31/10                                      (d)              Ba2                  1,995,000        2,013,703
===================================================================================================================================
                                                                                                                          3,020,347
===================================================================================================================================

FLR-QTR-1                             F-2

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--9.50%

Adelphia (Olympus Cable Holding) Communications Corp.
     Term Loan B due 09/30/10                                      (d)              B2                 $ 3,000,000      $ 2,972,343
-----------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp.
     Term Loan B due 03/31/06                                      (d)              Ba2                  1,000,000        1,001,260
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Atlantis Communications Inc.
     Term Loan B due 12/20/11                                      (d)              Ba2                    500,000          507,500
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband
     Term Loan B1 due 09/01/11                                     (d)              B2                   1,000,000        1,020,417
-----------------------------------------------------------------------------------------------------------------------------------
Bragg Communications Inc. (Canada)
     Term Loan B due 08/31/11                                      (d)              B1                     995,000        1,009,925
-----------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections
     First Lien Term Loan due 02/23/09                             (d)             Caa1                    346,500          347,366
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc.
     Term Loan B due 04/07/11                                      (d)              B2                   2,977,500        2,990,792
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC
     Term Loan B3 due 03/06/10                                     (d)              Ba1                  1,430,758        1,431,831
-----------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.
     Term Loan B due 11/10/11                                      (d)              Ba2                  1,246,875        1,262,288
-----------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Co.
     Term Loan B due 02/24/12                                      (d)              B1                     500,000          508,125
-----------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc.
     Term Loan due 06/30/11                                        (d)              Ba2                    250,000          253,021
-----------------------------------------------------------------------------------------------------------------------------------
Inmarsat Investments Ltd. (United Kingdom)
     Term Loan B due 12/17/10                                      (d)              Ba3                    573,034          575,142
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan C due 12/17/11                                      (d)              Ba3                    574,381          578,750
-----------------------------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc.
     Term Loan B due 12/31/09                                      (d)              Ba3                  1,975,000        2,009,973
-----------------------------------------------------------------------------------------------------------------------------------
MCC Iowa LLC
     Term Loan B due 09/30/10                                      (d)              Ba3                  1,488,750        1,517,222
-----------------------------------------------------------------------------------------------------------------------------------
Pan Am Sat Corp.
     Term Loan B1 due 08/20/11                                     (d)              Ba3                  2,386,381        2,422,635
-----------------------------------------------------------------------------------------------------------------------------------
Persona Communications LLC
     Term Loan B due 08/01/11                                      (d)              B2                     497,500          502,786
-----------------------------------------------------------------------------------------------------------------------------------
RCN Corp.
     First Lien Term Loan due 12/21/11                             (d)              B3                     997,500        1,014,956
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.
     Term Loan C due 12/31/09                                      (d)              Ba2                    278,372          280,692
-----------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.
     Term Loan B due 10/30/09                                      (d)              B1                     320,937          325,752
-----------------------------------------------------------------------------------------------------------------------------------
Susquehanna Media Co.
     Term Loan B due 03/31/12                                      (d)              Ba2                    500,000          508,438
-----------------------------------------------------------------------------------------------------------------------------------
WideOpenWest Illinois Inc.
     Add Term B due 06/22/11                                       (d)              B2                     794,000          794,993
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 06/22/11                                      (d)              B2                     689,270          692,142
===================================================================================================================================
                                                                                                                         24,528,349
===================================================================================================================================

FLR-QTR-1                             F-3

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.10%

Nortek Holdings, Inc.
     Term Loan B due 08/27/11                                      (d)              B2                  $  746,250       $  756,511
-----------------------------------------------------------------------------------------------------------------------------------
Premdor Inc.
     Term Loan C1 due 08/31/08                                     (d)              Ba2                  1,457,204        1,457,204
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan C2 due 08/31/08                                     (d)              Ba2                    296,996          296,996
-----------------------------------------------------------------------------------------------------------------------------------
United Subcontractors, Inc.
     First Lien Term Loan due 04/21/11                             (d)              B1                     265,333          268,650
-----------------------------------------------------------------------------------------------------------------------------------
     Second Lien Term Loan due 10/21/11                            (d)              B3                      66,667           68,042
===================================================================================================================================
                                                                                                                          2,847,403
===================================================================================================================================

CASINOS & GAMING--3.04%

Alliance Gaming Corp.
     Term Loan due 09/04/09                                        (d)              Ba3                    364,000          365,516
-----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.
     Term Loan due 06/30/11                                        (d)              Ba2                  1,240,625        1,257,297
-----------------------------------------------------------------------------------------------------------------------------------
Global Cash Access, LLC
     Term Loan B due 03/10/10                                      (d)              B2                     244,327          247,992
-----------------------------------------------------------------------------------------------------------------------------------
Green Valley Ranch Resort
     Term Loan due 12/17/11                                        (d)              --                     229,684          232,555
-----------------------------------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc.
     Term Loan B due 01/31/11                                      (d)              B1                     120,000          121,950
-----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Black Hawk, LLC
     Term Loan C due 12/31/07                                      (d)              B1                     999,349        1,012,466
-----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casino, Inc.
     Delayed Loan due 02/04/11                                     (d)(e)           Ba2                    500,000          501,563
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan due 02/04/11                                        (d)              Ba2                    997,500        1,010,467
-----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands, Inc. (Venetian Casino Resort, LLC)
     Delayed Loan due 06/15/11                                     (d)(e)           B1                     341,880          346,154
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 06/15/11                                      (d)              B1                   1,658,120        1,678,432
-----------------------------------------------------------------------------------------------------------------------------------
Marina District Development Co. LLC
     Term Loan B due 10/20/11                                      (d)              --                     784,016          793,163
-----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming Inc.
     Term Loan D due 09/01/07                                      (d)              Ba3                    292,275          293,005
===================================================================================================================================
                                                                                                                          7,860,560
===================================================================================================================================

COMMODITY CHEMICALS--2.43%

Brenntag A.G. (Germany)
     Term Loan B2 due 02/27/12                                     (d)              B1                     670,000          679,631
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp.
     Term Loan B due 03/31/10                                      (d)              B1                   2,110,000        2,150,090
-----------------------------------------------------------------------------------------------------------------------------------
INVISTA
     Term Loan B1 due 04/29/11                                     (d)              Ba3                    662,360          675,194
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B2 due 04/29/11                                     (d)              Ba3                    287,376          292,944
-----------------------------------------------------------------------------------------------------------------------------------
Lyondel Petrochemical
     Credit Linked Notes due 10/15/09                              (f)              B1                   2,200,000        2,294,272
-----------------------------------------------------------------------------------------------------------------------------------
Wellman, Inc.
     First Lien Loan due 02/10/09                                  (d)              B1                     150,000          152,125
-----------------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.
     Term Loan B due 07/31/10                                      (d)              Ba1                     24,750           24,998
===================================================================================================================================
                                                                                                                          6,269,254
===================================================================================================================================

FLR-QTR-1                             F-4

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.92%

AAT Communications
     Term Loan B due 01/16/12                                      (d)              B1                 $ 1,799,113      $ 1,827,224
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.
     Term Loan B due 08/31/11                                      (d)              Ba3                  1,488,750        1,507,825
-----------------------------------------------------------------------------------------------------------------------------------
GCI Holdings, Inc.
     Term Loan due 10/31/07                                        (d)              Ba2                    417,470          420,601
-----------------------------------------------------------------------------------------------------------------------------------
New Skies Satellites B.V. (Netherlands)
     Term Loan B due 05/02/11                                      (d)              B1                     201,717          204,176
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS, Inc.
     First Lien Term Loan due 08/24/11                             (d)              B2                     399,000          401,660
-----------------------------------------------------------------------------------------------------------------------------------
     Second Lien Term Loan due 02/24/12                            (d)              B3                     500,000          508,750
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp.
     Term Loan A due 06/30/07                                      (d)              Ba3                  1,055,556        1,090,356
-----------------------------------------------------------------------------------------------------------------------------------
SpectraSite Communications, Inc.
     Term Loan B due 05/19/12                                      (d)              Ba3                  1,558,939        1,575,502
===================================================================================================================================
                                                                                                                          7,536,094
===================================================================================================================================

COMPUTER HARDWARE--0.80%

DecisionOne Corp.
     Term Loan due 12/30/05                                        (f)(g)           B2                     332,650           71,520
-----------------------------------------------------------------------------------------------------------------------------------
Seagate Technology Inc.
     Term Loan B due 05/13/07                                      (d)              Ba1                  1,950,000        1,983,312
===================================================================================================================================
                                                                                                                          2,054,832
===================================================================================================================================

CONSTRUCTION & ENGINEERING--0.11%

Maxim Crane Works
     Second Lien Term Loan due 01/28/12                            (d)              B2                      50,000           51,688
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 01/28/10                                      (d)              B2                     237,500          241,656
===================================================================================================================================
                                                                                                                            293,344
===================================================================================================================================

CONSTRUCTION MATERIALS--0.10%

Hillman Group (The)
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 03/31/11                                      (d)              B2                     247,500          249,975
===================================================================================================================================

CONSUMER ELECTRONICS--0.10%

Oreck Corp.
     Term Loan due 02/02/12                                        (d)              B1                     264,338          268,633
===================================================================================================================================

DIVERSIFIED CHEMICALS--2.09%

Celanese A.G. (Germany)
     Delayed Loan due 04/06/11                                     (d)(e)           B1                     191,607          194,481
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 04/06/11                                      (d)              B1                   1,904,091        1,942,967
-----------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Inc.
     Term Loan D due 12/10/12                                      (d)              B1                   3,200,000        3,264,000
===================================================================================================================================
                                                                                                                          5,401,448
===================================================================================================================================

FLR-QTR-1                             F-5

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--2.10%

Coinmach Corp.
     Term Loan B due 07/25/09                                      (d)              B2                 $ 1,197,653      $ 1,211,875
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Solutions Inc.
     Term Loan B due 03/09/13                                      (d)              Ba3                  1,420,000        1,424,437
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.
     Term Loan due 04/02/11                                        (d)              B2                     498,333          504,064
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan C due 04/02/11                                      (d)              B2                     748,936          757,548
-----------------------------------------------------------------------------------------------------------------------------------
UGS Corp.
     Term Loan due 03/31/12                                        (d)              B1                     776,100          790,652
-----------------------------------------------------------------------------------------------------------------------------------
US Investigations Services, Inc.
     Term Loan C due 12/31/08                                      (d)              B1                     728,093          735,374
===================================================================================================================================
                                                                                                                          5,423,950
===================================================================================================================================

DIVERSIFIED METALS & MINING--0.69%

Foundation Coal Holdings, Inc.
     Term Loan B due 07/30/11                                      (d)              Ba3                    819,149          831,436
-----------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc. (Canada)
     US Term Loan B1 due 01/10/12                                  (d)              Ba2                    593,121          602,463
-----------------------------------------------------------------------------------------------------------------------------------
     Canada Term Loan B2 due 01/10/12                              (d)              Ba2                    341,494          346,830
===================================================================================================================================
                                                                                                                          1,780,729
===================================================================================================================================

DRUG RETAIL--1.09%

Alimentation Couche-Tard
     Term Loan due 12/17/10                                        (d)              Ba2                    242,449          245,782
-----------------------------------------------------------------------------------------------------------------------------------
General Nutrition Centers, Inc.
     Term Loan B due 12/05/09                                      (d)              B1                     170,008          172,133
-----------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group Inc. (The)
     Term Loan B due 07/30/11                                      (d)              B1                   1,890,500        1,926,834
-----------------------------------------------------------------------------------------------------------------------------------
NBTY Inc.
     Term Loan C due 06/30/09                                      (d)              Ba2                    166,469          167,648
-----------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The)
     Term Loan due 03/12/11                                        (d)              B1                     286,609          291,803
===================================================================================================================================
                                                                                                                          2,804,200
===================================================================================================================================

ELECTRIC UTILITIES--2.04%

AES Corp.
     Term Loan due 04/30/08                                        (d)              Ba2                    315,000          321,615
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.
     Term Loan due 03/08/11                                        (d)              Ba3                    602,180          610,084
-----------------------------------------------------------------------------------------------------------------------------------
Coleto Creek WLE, LP
     Term Loan B due 06/30/11                                      (d)              Ba2                    353,302          360,368
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Inc.
     Term Loan B due 05/28/10                                      (d)              B2                     833,700          850,114
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Generation, LLC
     Term Loan B due 04/27/11                                      (d)              Ba3                    778,243          789,674
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.
     Loan C due 12/24/11                                           (d)              Ba3                    546,875          554,805
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan due 12/24/11                                        (d)              Ba3                    701,367          711,537
-----------------------------------------------------------------------------------------------------------------------------------
NSG Holdings II
     Term Loan due 12/13/11                                        (d)              B1                     299,250          304,113
-----------------------------------------------------------------------------------------------------------------------------------
Tucson Electric Power Co.
     Term Loan B Credit Linked Note due 06/30/09                   (d)              Ba2                    750,000          754,688
===================================================================================================================================
                                                                                                                          5,256,998
===================================================================================================================================

FLR-QTR-1                             F-6

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.71%

VeriFone, Inc.
     Second Lien Term Loan due 12/31/11                            (d)              B3                  $  570,000       $  587,100
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 06/30/11                                      (d)              B1                   1,250,550        1,256,802
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,843,902
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.86%

Amphenol Corp.
     Term Loan B2 due 05/06/10                                     (d)              Ba1                  2,200,000        2,228,875
===================================================================================================================================

EMPLOYMENT SERVICES--0.24%

AMN Healthcare Services, Inc.
     Term Loan B due 10/02/08                                      (d)              Ba2                    519,274          524,466
-----------------------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc.
     Term Loan B due 06/05/09                                      (d)              Ba1                     85,825           86,254
===================================================================================================================================
                                                                                                                            610,720
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.82%

Allied Waste Industries, Inc.
     Term Loan due 01/15/12                                        (d)              B1                   1,500,000        1,512,600
-----------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp.
     Term Loan due 12/24/08                                        (h)             Caa1                    618,779          618,779
===================================================================================================================================
                                                                                                                          2,131,379
===================================================================================================================================

FOOD DISTRIBUTORS--0.84%

Carrols Corp.
     Term Loan B due 12/31/10                                      (d)              Bl                     249,375          254,155
-----------------------------------------------------------------------------------------------------------------------------------
Leiner Health Products Group, Inc.
     Term Loan B due 05/27/11                                      (d)              B1                     545,875          554,745
-----------------------------------------------------------------------------------------------------------------------------------
Nash Finch Co.
     Term Loan due 11/12/10                                        (d)              B1                     500,000          508,125
-----------------------------------------------------------------------------------------------------------------------------------
OSI Group LLC
     Dutch Term Loan due 09/02/11                                  (d)              Ba3                    136,536          138,357
-----------------------------------------------------------------------------------------------------------------------------------
     German Term Loan due 09/02/11                                 (d)              Ba3                    109,229          110,685
-----------------------------------------------------------------------------------------------------------------------------------
     US Term Loan due 09/02/11                                     (d)              Ba3                    245,765          249,042
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
     Term Loan due 11/25/10                                        (d)              B1                     350,381          354,104
===================================================================================================================================
                                                                                                                          2,169,213
===================================================================================================================================

FOREST PRODUCTS--0.88%

Boise Cascade, LLC
     Term Loan B due 10/28/11                                      (d)              Ba3                    797,400          811,354
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.
     Term Loan C due 08/08/10                                      (d)              B1                   1,272,982        1,294,305
-----------------------------------------------------------------------------------------------------------------------------------
Roseburg Forest Products
     Term Loan B due 02/24/10                                      (d)              B1                     166,105          166,312
===================================================================================================================================
                                                                                                                          2,271,971
===================================================================================================================================

FLR-QTR-1                             F-7

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--1.37%

Accredo Health, Inc.
     Term Loan B due 06/30/11                                      (d)              Ba2                $ 2,003,274      $ 2,007,030
-----------------------------------------------------------------------------------------------------------------------------------
VWR International Inc.
     Term Loan B due 04/07/11                                      (d)              B2                     686,500          698,085
-----------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott PLC (United Kingdom)
     Dovobet Delayed Loan due 06/30/06                             (d)(e)           B2                      26,683           26,850
-----------------------------------------------------------------------------------------------------------------------------------
     Dovonex Delayed Loan due 06/30/06                             (d)(e)           B2                     133,415          134,249
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 01/18/12                                      (d)              B2                     420,546          424,541
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan C due 01/18/12                                      (d)              B2                     169,459          171,069
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan D due 01/18/12                                      (d)              B2                      78,285           79,029
===================================================================================================================================
                                                                                                                          3,540,853
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.07%

Advanced Medical Optics, Inc.
     Delayed Loan due 06/25/09                                     (d)(e)           B1                      38,290           38,864
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan due 06/25/09                                        (d)              B1                      50,309           51,064
-----------------------------------------------------------------------------------------------------------------------------------
CONMED Corp.
     Term Loan C due 12/15/09                                      (d)              Ba3                    309,519          312,615
-----------------------------------------------------------------------------------------------------------------------------------
Dade Behring Inc.
     Term Loan B due 10/03/08                                      (d)              Ba3                  1,209,916        1,209,915
-----------------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics Inc.
     Term Loan due 05/15/09                                        (d)              Ba3                    871,875          887,133
-----------------------------------------------------------------------------------------------------------------------------------
Sunrise Medical Inc.
     Term Loan B1 due 05/13/10                                     (d)              B1                     267,300          269,305
===================================================================================================================================
                                                                                                                          2,768,896
===================================================================================================================================

HEALTH CARE FACILITIES--4.20%

Ardent Health Services
     Term Loan B due 08/12/11                                      (d)              B1                   2,686,500        2,686,500
-----------------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc.
     Term Loan due 10/22/08                                        (d)              Ba3                     94,560           95,348
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.
     Term Loan due 08/19/11                                        (d)              Ba3                  3,605,306        3,650,373
-----------------------------------------------------------------------------------------------------------------------------------
IASIS Healthcare Corp.
     Term Loan B due 06/22/11                                      (d)              B1                   1,730,176        1,756,128
-----------------------------------------------------------------------------------------------------------------------------------
National MENTOR, Inc.
     Term Loan B due 09/30/11                                      (d)              Ba3                    792,383          804,764
-----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp.
     Term Loan B due 02/24/12                                      (d)              B1                     530,000          532,783
-----------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.
     Term Loan B due 09/30/08                                      (d)              Ba2                  1,289,783        1,309,847
===================================================================================================================================
                                                                                                                         10,835,743
===================================================================================================================================

HEALTH CARE SERVICES--0.83%

MedCath Corp.
     Term Loan due 06/30/11                                        (d)              B2                     794,000          805,414
-----------------------------------------------------------------------------------------------------------------------------------
SFBC International, Inc.
     Term Loan due 12/22/10                                        (f)              B2                      74,253           75,646
-----------------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare LLC
     First Lien Term Loan due 07/31/10                             (d)              B1                     266,325          269,432
-----------------------------------------------------------------------------------------------------------------------------------
     Second Lien Term Loan due 01/31/11                            (d)              B3                     256,000          263,360
-----------------------------------------------------------------------------------------------------------------------------------

FLR-QTR-1                             F-8

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--(CONTINUED)

US Oncology, Inc.
     Term Loan B due 08/20/11                                      (d)              B1                  $  706,797       $  718,724
===================================================================================================================================
                                                                                                                          2,132,576
===================================================================================================================================

HEALTH CARE SUPPLIES--0.78%

Fisher Scientific International
     Term Loan B due 08/02/11                                      (d)              Ba2                    513,971          518,254
-----------------------------------------------------------------------------------------------------------------------------------
UTI Corp.
     Term Loan C due 06/30/10                                      (d)              B2                   1,488,750        1,505,498
===================================================================================================================================
                                                                                                                          2,023,752
===================================================================================================================================

HOME FURNISHINGS--0.12%

Simmons Co.
     Term Loan C due 12/19/11                                      (d)              B2                     310,475          315,650
===================================================================================================================================

HOMEBUILDING--0.83%

General Growth Properties, Inc.
     Term Loan A due 11/12/07                                      (d)              Ba2                    497,838          502,194
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 11/12/08                                      (d)              Ba2                    831,465          845,071
-----------------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.
     Term Loan B due 04/30/11                                      (d)              B1                     783,899          794,351
===================================================================================================================================
                                                                                                                          2,141,616
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.25%

Wyndham International, Inc.
     Term Loan I due 06/30/06                                      (d)              B1                      42,028           42,107
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan II due 04/01/06                                     (d)              B1                     600,940          601,240
===================================================================================================================================
                                                                                                                            643,347
===================================================================================================================================

HOUSEHOLD APPLIANCES--0.39%

Goodman Global Holdings, Inc.
     Term Loan due 12/23/11                                        (d)              B2                     997,500        1,014,333
===================================================================================================================================

HOUSEHOLD PRODUCTS--3.04%

Central Garden & Pet Co.
     Term Loan B due 05/15/09                                      (d)              Ba2                    824,879          833,127
-----------------------------------------------------------------------------------------------------------------------------------
Jarden Corp.
     Term Loan due 01/24/12                                        (d)              B1                     960,522          972,329
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Brands International, Inc.
     Term Loan B due 04/06/11                                      (d)              B1                   1,034,156        1,049,669
-----------------------------------------------------------------------------------------------------------------------------------
Rayovac Corp.
     Term Loan due 02/06/12                                        (d)              B1                   3,379,438        3,438,578
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc.
     Term Loan due 06/30/10                                        (d)              Ba2                  1,344,811        1,362,966
-----------------------------------------------------------------------------------------------------------------------------------
Scotts Co. (The)
     Term Loan B due 09/30/10                                      (d)              Ba1                    190,602          193,325
===================================================================================================================================
                                                                                                                          7,849,994
===================================================================================================================================

FLR-QTR-1                             F-9

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.56%

Aearo Corp.
     Term Loan due 04/07/11                                        (d)              B1                  $  247,500       $  250,284
-----------------------------------------------------------------------------------------------------------------------------------
AMSTED Industries Inc.
     Term Loan B1 due 10/15/10                                     (d)              B1                     273,897          277,548
-----------------------------------------------------------------------------------------------------------------------------------
Blount International Inc.
     Term Loan B due 08/09/10                                      (d)              B2                     995,624        1,010,974
-----------------------------------------------------------------------------------------------------------------------------------
Bway Corp.
     Term Loan B due 06/30/11                                      (d)              B1                   1,128,400        1,144,386
-----------------------------------------------------------------------------------------------------------------------------------
Dresser Inc.
     Term Loan C due 04/10/09                                      (d)              Ba3                    430,768          439,025
-----------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand, Inc.
     Term Loan B1 due 10/29/11                                     (d)              B1                     205,767          209,214
-----------------------------------------------------------------------------------------------------------------------------------
Flowserve Corp.
     Term Loan C due 06/30/09                                      (d)              Ba3                    594,744          605,152
-----------------------------------------------------------------------------------------------------------------------------------
Invensys PLC (United Kingdom)
     Bonding Cash Collateral due 03/05/09                          (d)              Ba3                  1,101,464        1,109,725
-----------------------------------------------------------------------------------------------------------------------------------
Norcross Safety Products LLC
     Term Loan due 03/31/09                                        (d)              B1                     524,462          530,034
-----------------------------------------------------------------------------------------------------------------------------------
Polypore International, Inc.
     Term Loan due 11/12/11                                        (d)              B1                     364,650          368,752
-----------------------------------------------------------------------------------------------------------------------------------
Precise Technology, Inc.
     First Lien Term Loan due 03/22/11                             (d)              B1                     633,829          638,979
-----------------------------------------------------------------------------------------------------------------------------------
     Second Lien Term Loan due 03/22/11                            (d)              B2                     590,000          595,900
-----------------------------------------------------------------------------------------------------------------------------------
TriMas Corp.
     Term Loan B due 12/31/09                                      (d)              B1                   1,381,116        1,401,257
-----------------------------------------------------------------------------------------------------------------------------------
Unifrax Corp.
     Term Loan due 05/18/10                                        (d)              B1                     593,979          603,631
===================================================================================================================================
                                                                                                                          9,184,861
===================================================================================================================================

INDUSTRIAL MACHINERY--2.32%

Bucyrus International, Inc.
     Term Loan due 07/28/10                                        (d)              Ba3                    487,500          496,031
-----------------------------------------------------------------------------------------------------------------------------------
CLFX Corp.
     Term Loan B due 11/30/11                                      (d)              Ba3                    521,898          528,857
-----------------------------------------------------------------------------------------------------------------------------------
EnerSys Capital Inc.
     Term Loan due 03/17/11                                        (d)              Ba3                    471,616          479,870
-----------------------------------------------------------------------------------------------------------------------------------
Gleason Corp.
     Term Loan B due 07/27/11                                      (d)              B1                     493,661          499,832
-----------------------------------------------------------------------------------------------------------------------------------
Itron, Inc.
     Term Loan due 07/01/11                                        (d)              Ba3                    350,304          353,661
-----------------------------------------------------------------------------------------------------------------------------------
Pro Mach, Inc.
     Term Loan due 12/14/11                                        (d)              B1                     498,750          504,361
-----------------------------------------------------------------------------------------------------------------------------------
Rexnord Corp.
     Term Loan due 11/25/09                                        (d)              B1                     986,690          997,173
-----------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc.
     Term Loan B due 12/29/10                                      (d)              B2                     248,750          248,750
-----------------------------------------------------------------------------------------------------------------------------------

FLR-QTR-1                             F-10

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--(CONTINUED)

Roper Industries, Inc.
     Term Loan due 12/13/09                                        (d)              Ba2                $ 1,479,700      $ 1,485,866
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.
     Term Loan B-1 due 09/30/09                                    (d)              Ba2                    406,163          407,381
===================================================================================================================================
                                                                                                                          6,001,782
===================================================================================================================================

INTEGRATED OIL & GAS--0.43%

Texas Genco Holdings, Inc.
     Delayed Loan due 12/14/11                                     (d)(e)           Ba2                    389,743          394,940
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan due 12/14/11                                        (d)              Ba2                    705,923          715,335
===================================================================================================================================
                                                                                                                          1,110,275
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.62%

D&E Communications, Inc.
     Term Loan B due 12/31/11                                      (d)              Ba3                    839,285          847,678
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat, Ltd.
     Term Loan due 07/28/11                                        (d)              B1                   1,496,250        1,516,356
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.
     Term Loan B due 11/23/11                                      (d)              Ba3                    850,000          861,333
-----------------------------------------------------------------------------------------------------------------------------------
Syniverse Technologies, Inc.
     Term Loan B due 02/15/12                                      (d)              Ba3                    951,010          965,275
===================================================================================================================================
                                                                                                                          4,190,642
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.29%

Language Line LLC
     Term Loan B due 06/10/11                                      (d)              B2                     737,541          746,069
===================================================================================================================================

LEISURE FACILITIES--3.68%

24 Hour Fitness Worldwide Inc.
     Term Loan due 07/01/09                                        (d)              B1                   1,246,741        1,263,884
-----------------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.
     Revolving Loan due 02/27/09                                   (d)(e)           B1                     500,000          485,000
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 08/27/09                                      (d)              B1                     393,084          395,295
-----------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp.
     Term Loan B due 06/30/11                                      (d)              B1                   2,664,873        2,709,427
-----------------------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc.
     Term Loan B due 04/30/11                                      (d)              Ba3                  1,990,000        1,988,756
-----------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.
     Term Loan due 11/10/10                                        (d)              Ba3                  1,910,250        1,941,974
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Development
     Term Loan B due 06/09/11                                      (d)              Ba3                    249,375          253,427
-----------------------------------------------------------------------------------------------------------------------------------
Wallace Theater Corp.
     First Lien Term Loan due 08/09/09                             (d)              B2                     454,340          462,291
===================================================================================================================================
                                                                                                                          9,500,054
===================================================================================================================================

LEISURE PRODUCTS--0.52%

Cinemark USA, Inc.
     Term Loan C due 03/31/11                                      (d)              Ba3                    369,394          376,781
-----------------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp.
     Term Loan B due 03/31/08                                      (d)              Ba3                    468,750          469,336
-----------------------------------------------------------------------------------------------------------------------------------

FLR-QTR-1                             F-11

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE PRODUCTS--(CONTINUED)

Pure Fishing, Inc.
     First Lien Term Loan due 09/30/10                             (d)              B1                  $  492,307       $  497,230
===================================================================================================================================
                                                                                                                          1,343,347
===================================================================================================================================

MARINE--0.45%

Horizon Lines LLC
     Term Loan due 07/07/11                                        (d)              B2                     744,375          749,958
-----------------------------------------------------------------------------------------------------------------------------------
US Shipping LLC
     Term Loan due 04/30/10                                        (d)              Ba3                    415,920          420,599
===================================================================================================================================
                                                                                                                          1,170,557
===================================================================================================================================

METAL & GLASS CONTAINERS--2.59%

Ball Corp.
     Term Loan B1 due 12/19/09                                     (d)              Ba1                    527,266          535,175
-----------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp.
     Term Loan C due 06/30/10                                      (d)              B1                   1,278,431        1,299,205
-----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., L.P.
     Second Lien Term Loan due 04/07/12                            (d)              B3                   1,000,000        1,029,583
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 10/07/11                                      (d)              B2                   1,995,000        2,033,902
-----------------------------------------------------------------------------------------------------------------------------------
Kerr Group, Inc.
     Term Loan due 08/13/10                                        (d)              B1                     135,371          136,809
-----------------------------------------------------------------------------------------------------------------------------------
Silgan Containers Corp.
     Term Loan B due 11/30/08                                      (d)              Ba3                  1,642,854        1,663,389
===================================================================================================================================
                                                                                                                          6,698,063
===================================================================================================================================

MOVIES & ENTERTAINMENT--1.30%

LodgeNet Entertainment Corp.
     Term Loan due 08/29/08                                        (d)              Ba3                    587,180          594,152
-----------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC
     Term Loan B due 03/31/12                                      (d)              B1                   1,000,000        1,013,125
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group
     Term Loan due 02/28/11                                        (d)              B1                   1,732,500        1,744,771
===================================================================================================================================
                                                                                                                          3,352,048
===================================================================================================================================

OFFICE SERVICES & SUPPLIES--2.08%

Buhrmann N.V. (Netherlands)
     Term Loan C-1 due 12/23/10                                    (d)              Ba3                  1,554,093        1,586,146
-----------------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc.
     Add Term Loan due 05/10/10                                    (d)              Ba3                    466,260          469,465
-----------------------------------------------------------------------------------------------------------------------------------
Identity Group
     Term Loan due 05/01/06                                        (d)              B3                   2,873,483        2,442,460
-----------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.
     Term Loan due 09/29/11                                        (d)              Ba3                    860,053          869,729
===================================================================================================================================
                                                                                                                          5,367,800
===================================================================================================================================

OIL & GAS DRILLING--0.14%

Pride International, Inc.
     Term Loan B due 07/07/11                                      (d)              Ba1                    347,500          353,292
===================================================================================================================================

FLR-QTR-1                             F-12

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--0.51%

SemGroup LP
     Term Loan due 03/16/11                                        (d)              Ba3                 $  436,154       $  440,515
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 03/16/11                                      (d)              Ba3                    373,846          377,585
-----------------------------------------------------------------------------------------------------------------------------------
Universal Compression
     Term Loan B due 02/15/12                                      (d)              Ba2                    500,000          507,032
===================================================================================================================================
                                                                                                                          1,325,132
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.45%

LB Pacific, LP
     Term Loan B due 03/03/12                                      (d)              B1                     300,000          305,063
-----------------------------------------------------------------------------------------------------------------------------------
Williams Production RMT Co.
     Term Loan C due 05/30/08                                      (d)              B1                     835,178          846,662
===================================================================================================================================
                                                                                                                          1,151,725
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.50%

Conseco, Inc.
     Term Loan due 06/22/10                                        (d)              B2                   1,275,338        1,296,594
===================================================================================================================================

PACKAGED FOODS & MEATS--0.77%

Birds Eye Foods Inc.
     Term Loan B due 06/30/08                                      (d)              B1                     463,257          469,859
-----------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co.
     Term Loan B due 02/08/12                                      (d)              Ba3                    500,000          507,375
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.
     Term Loan D due 09/28/08                                      (d)              Ba3                    228,824          229,014
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan E due 09/28/08                                      (d)              Ba3                    126,286          126,391
-----------------------------------------------------------------------------------------------------------------------------------
Michael Foods Inc.
     Term Loan B due 11/21/10                                      (d)              B1                     643,505          654,163
===================================================================================================================================
                                                                                                                          1,986,802
===================================================================================================================================

PAPER PACKAGING--1.51%

Intertape Polymer Group Inc. (Canada)
     Term Loan B due 07/28/11                                      (d)              Ba3                    497,500          503,719
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.
     Term Loan A1 due 04/01/07                                     (d)              B1                     322,401          327,398
-----------------------------------------------------------------------------------------------------------------------------------
Printpack, Inc.
     Term Loan C due 03/31/09                                      (d)              Ba3                    729,421          739,451
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
     Syn LC due 11/01/10                                           (d)              Ba3                    122,308          124,525
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 11/01/11                                      (d)              Ba3                    972,987          990,825
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan C due 11/01/11                                      (d)              Ba3                    304,801          310,439
-----------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co.
     Term Loan due 02/27/11                                        (d)              B1                     881,100          893,435
===================================================================================================================================
                                                                                                                          3,889,792
===================================================================================================================================

FLR-QTR-1                             F-13

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.10%

American Safety Razor Co.
     Term Loan B due 02/28/12                                      (d)              B2                    $ 96,000         $ 97,680
-----------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc.
     Term Loan B due 05/30/11                                      (d)              Ba2                    918,636          922,737
-----------------------------------------------------------------------------------------------------------------------------------
Hunter Fan Co.
     Term Loan B due 03/24/12                                      (d)              B1                      86,667           88,183
-----------------------------------------------------------------------------------------------------------------------------------
Tempur World, Inc.
     Term Loan B due 06/30/09                                      (d)              Ba3                    746,700          752,300
-----------------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.
     Term Loan B due 03/31/10                                      (d)              Ba1                    276,500          279,611
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan C due 03/31/10                                      (d)              Ba1                    696,500          703,465
===================================================================================================================================
                                                                                                                          2,843,976
===================================================================================================================================

PHARMACEUTICALS--0.24%

Alpharma Inc.
     Term Loan A due 10/05/07                                      (d)              B1                     369,857          368,470
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B due 10/05/08                                      (d)              B1                     239,871          240,670
===================================================================================================================================
                                                                                                                            609,140
===================================================================================================================================

PUBLISHING--6.46%

Advertising Direct Solutions Holdings Inc.
     First Lien Term Loan due 11/09/11                             (d)              B1                   1,486,125        1,487,983
-----------------------------------------------------------------------------------------------------------------------------------
     Second Lien Term Loan due 05/09/12                            (d)              B3                   1,246,875        1,273,891
-----------------------------------------------------------------------------------------------------------------------------------
American Media, Inc.
     Term Loan C due 04/01/07                                      (d)              Ba3                  2,252,003        2,282,968
-----------------------------------------------------------------------------------------------------------------------------------
CanWest Media, Inc.
     Term Loan E2 due 08/15/09                                     (d)              Ba2                    662,614          671,725
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC
     Term Loan B due 05/08/09                                      (d)              Ba2                    587,551          596,731
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC
     Term Loan B due 03/09/10                                      (d)              Ba2                  2,307,071        2,342,879
-----------------------------------------------------------------------------------------------------------------------------------
Endurance Business Media
     Term Loan B due 03/08/12                                      (d)              B1                     200,000          203,750
-----------------------------------------------------------------------------------------------------------------------------------
Freedom Communications, Inc.
     Term Loan B due 05/18/12                                      (d)              Ba3                    500,000          508,125
-----------------------------------------------------------------------------------------------------------------------------------
Journal Register Co.
     Term Loan B due 08/12/12                                      (d)              Ba2                    750,000          755,860
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska Book Co., Inc.
     Term Loan due 03/04/11                                        (d)              B2                     198,000          200,475
-----------------------------------------------------------------------------------------------------------------------------------
Network Communications, Inc.
     Term Loan B due 06/30/11                                      (d)              B1                     299,250          304,487
-----------------------------------------------------------------------------------------------------------------------------------
RH Donnelley Corp.
     Term Loan D due 06/30/11                                      (d)              Ba3                  2,615,436        2,657,045
-----------------------------------------------------------------------------------------------------------------------------------
Sun Media Corp.
     Term Loan B due 02/07/09                                      (d)              Ba2                    653,478          662,736
-----------------------------------------------------------------------------------------------------------------------------------
Thomson Media
     Term Loan B due 11/08/11                                      (d)              B1                     135,882          137,666
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan C due 08/30/12                                      (d)              B2                     100,000          101,813
-----------------------------------------------------------------------------------------------------------------------------------

FLR-QTR-1                             F-14

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING--(CONTINUED)

TransWestern Publishing Co.
     Term Loan B due 02/25/11                                      (d)              B1                 $ 1,321,875      $ 1,325,731
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan due 02/25/12                                        (d)              B3                     693,746          700,394
-----------------------------------------------------------------------------------------------------------------------------------
     New Term Loan due 02/25/11                                    (d)              B1                     460,000          466,133
===================================================================================================================================
                                                                                                                         16,680,392
===================================================================================================================================

RAILROADS--0.89%

Helm Holding Corp.
     Term Loan B due 07/02/10                                      (d)              B2                     746,250          754,345
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan C due 12/31/10                                      (d)              B2                     400,000          405,667
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern
     Term Loan Advanced due 03/30/08                               (d)              Ba3                    997,500        1,012,712
-----------------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc.
     Term Loan due 06/10/10                                        (d)              B1                     127,190          129,733
===================================================================================================================================
                                                                                                                          2,302,457
===================================================================================================================================

REAL ESTATE--0.12%

Crescent Real Estate Equities Co.
     Term Loan due 01/12/06                                        (d)              Ba2                    304,369          306,462
===================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.05%

Lake Las Vegas Resort
     First Lien Term Loan due 11/01/09                             (d)              B1                     137,353          139,499
===================================================================================================================================

SEMICONDUCTORS--0.86%

AMI Semiconductors, Inc.
     Term Loan due 09/26/08                                        (d)              Ba3                    985,000          994,850
-----------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc.
     Term Loan B3 due 12/31/10                                     (d)              Ba3                  1,218,347        1,236,622
===================================================================================================================================
                                                                                                                          2,231,472
===================================================================================================================================

SOFT DRINKS--0.33%

Constellation Brands, Inc.
     Term Loan B due 11/30/11                                      (d)              Ba2                    830,833          843,758
===================================================================================================================================

SPECIALTY CHEMICALS--4.27%

Cognis Deutschland GmbH & Co. KG (Germany)
     Term Loan B due 11/15/13                                      (d)              B2                     320,000          332,533
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B1 due 03/30/12                                     (d)              B1                     307,018          309,141
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan B4 due 03/30/12                                     (d)              B1                     192,982          194,317
-----------------------------------------------------------------------------------------------------------------------------------
     Term Loan C1 due 03/29/13                                     (d)              B1                     500,000          505,084
-----------------------------------------------------------------------------------------------------------------------------------
Crompton Corp.
     Loan C due 08/16/09                                           (d)              Ba2                    990,000        1,001,137
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
     Term Loan B1 due 12/31/10                                     (d)              Ba3                  3,157,939        3,217,940
-----------------------------------------------------------------------------------------------------------------------------------
KRATON Polymers LLC
     Term Loan due 12/23/10                                        (d)              B1                     441,122          448,290
-----------------------------------------------------------------------------------------------------------------------------------
Mosaic Global Holdings Inc.
     Term Loan B due 02/21/12                                      (d)              Ba2                    780,000          788,775
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Co.
     Term Loan B due 11/04/10                                      (d)              B1                   1,415,006        1,441,931
-----------------------------------------------------------------------------------------------------------------------------------

FLR-QTR-1                             F-15

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS--(CONTINUED)

PQ Corp.
     Term Loan B due 02/11/12                                      (d)              B1                 $   260,000      $   264,063
-----------------------------------------------------------------------------------------------------------------------------------
Resolution Specialty Materials
     Term Loan due 08/02/10                                        (d)              B1                   1,990,000        2,009,900
-----------------------------------------------------------------------------------------------------------------------------------
Ripplewood Phosphorus
     Term Loan due 07/20/11                                        (d)              B1                     496,250          503,694
===================================================================================================================================
                                                                                                                         11,016,805
===================================================================================================================================

SPECIALTY STORES--0.20%

Eye Care Centers of America, Inc.
     Term Loan due 03/01/12                                        (d)              B2                     500,000          507,187
===================================================================================================================================

SYSTEMS SOFTWARE--0.17%

Telcordia Technologies Inc.
     Term Loan due 09/15/12                                        (d)              B1                     450,000          451,313
===================================================================================================================================

TOBACCO--0.22%

Commonwealth Brands, Inc.
     Term Loan due 08/28/07                                        (d)              Ba3                    570,095          578,290
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.05%

Cellular South Inc.
     Term Loan B due 05/04/11                                      (d)              Ba3                    119,100          120,961
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp.
     New Term Loan due 02/09/11                                    (d)              B2                   1,438,762        1,463,716
-----------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.
     Term Loan B due 02/08/12                                      (d)              B1                     500,000          506,625
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.
     Term Loan C due 05/31/11                                      (d)              Ba3                    250,000          253,542
-----------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.
     Term Loan C due 10/31/08                                      (d)              B1                   2,315,833        2,354,913
-----------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications, LLC
     Term Loan B due 02/14/12                                      (d)              Ba3                    844,333          856,471
-----------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp.
     Term Loan B due 05/31/11                                      (d)              B2                   2,295,523        2,307,479
===================================================================================================================================
                                                                                                                          7,863,707
===================================================================================================================================

Total Senior Secured Floating Rate Interests (Cost $248,871,781)                                                        247,713,232
===================================================================================================================================

FLOATING RATE NOTES--2.40%

BROADCASTING & CABLE TV--1.16%

Echostar Communications Corp.,
     Sr. Unsec. Floating Rate Notes,
     5.81%, 10/01/08                                               (d)(i)           Ba3                  2,000,000        2,040,000
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.,
     Sr. Sec. Floating Rate Notes,
     5.41%, 01/15/10
     (Acquired 01/13/04; Cost $951,000)                            (d)(i)(j)        B1                     951,000          948,623
===================================================================================================================================
                                                                                                                          2,988,623
===================================================================================================================================

FLR-QTR-1                             F-16

                                                                                  MOODY'S                PRINCIPAL
                                                                                  RATING(a)                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--0.58%

Time Warner Telecom Inc.
     Sr. Sec. Floating Rate Notes,
     6.79%, 02/15/11                                               (d)(i)           B1                 $ 1,500,000      $ 1,507,500
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.66%

Rogers Wireless Inc. (Canada),
     Sr. Sec. Floating Rate Notes,
     6.14%, 12/15/10                                               (d)(i)           Ba3                  1,000,000        1,020,000
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.,
     Sr. Sec. Floating Rate Notes,
     7.51%, 03/15/10                                               (d)(i)           B2                     670,000          680,050
===================================================================================================================================
                                                                                                                          1,700,050
===================================================================================================================================

Total Floating Rate Notes (Cost $6,121,000)                                                                               6,196,173
===================================================================================================================================

                                                                                                                        MARKET
                                                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC STOCKS & OTHER EQUITY INTERESTS--0.18%

AIR FREIGHT & LOGISTICS--0.00%

Gemini Air Cargo, Inc.-Pfd.
     (Acquired 12/18/03; Cost $0)                                  (f)(j)(k)(l)                             29,793                0
===================================================================================================================================

COMPUTER HARDWARE--0.00%

DecisionOne Corp.
     (Acquired 04/18/00; Cost $401,192)                            (f)(j)(k)(l)                             37,286                0
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.18%

Safety-Kleen Corp.
     (Acquired 12/24/03; Cost $2,062,077)                          (h)(j)(l)                               102,803          422,521
-----------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp.-Pfd.
     (Acquired 12/24/03; Cost $286,280)                            (h)(j)(l)                                 1,751           43,775
===================================================================================================================================
                                                                                                                            466,296
===================================================================================================================================

Total Domestic Stocks & Other Equity Interests (Cost $2,749,549)                                                            466,296
===================================================================================================================================

MONEY MARKET FUNDS--1.50%

Liquid Assets Portfolio-Institutional Class                        (m)                                   1,931,469        1,931,469
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                           (m)                                   1,931,469        1,931,469
===================================================================================================================================

Total Money Market Funds (Cost $3,862,938)                                                                                3,862,938
===================================================================================================================================

TOTAL INVESTMENTS - 100.00% (Cost $261,605,268)                                                                       $ 258,238,639
___________________________________________________________________________________________________________________________________
===================================================================================================================================


ABBREVIATIONS:

Pfd.    - Preferred
Sec.    - Secured
Sr.     - Senior
Syn LC  - Synthetic Letter of Credit
Unsec.  - Unsecured

FLR-QTR-1                             F-17

     Notes to Schedule of Investments:

(a)  Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $250,849,188, which represented 97.14% of the Fund's Total Investments. See Note 1A.

(e)  A portion of this holding is subject to unfunded loan commitments. See
     Note 3.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at March 31, 2005 was $2,441,438, which represented 0.95% of the Fund's Total Investments. See Note 1A.

(g) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at March 31, 2005 represented 0.03% of the Fund's Total Investments.

(h)  Consists of more than one class of securities traded together as a unit.

(i) Interest rate is redetermined quarterly. Rate shown is the rate in effect on March 31, 2005.

(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $1,414,919, which represented 0.55% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(k) Security considered to be illiquid; the Fund has no limitation on the amount of its investments in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $0, which represented 0% of the Fund's Total Investments.

(l)  Non-income producing security.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.


FLR-QTR-1                             F-18

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund invests primarily in senior secured floating rate loans ("Corporate Loans") and senior secured floating rate debt securities ("Corporate Debt Securities") that meet credit standards established by its investment advisor, A I M Advisors, Inc. ("AIM") and its sub-advisor, INVESCO Senior Secured Management, Inc. ("ISSM"). ISSM, under the supervision of AIM, values the Corporate Loans and Corporate Debt Securities in accordance with guidelines adopted and periodically reviewed by the Fund's Board of Trustees. Under the Fund's current guidelines, Corporate Loans and Corporate Debt Securities for which an active secondary market exists to a reliable degree in the opinion of ISSM and for which ISSM can obtain one or more quotations from banks or dealers in Corporate Loans and Corporate Debt Securities will be valued by ISSM utilizing daily bid quotes. With respect to illiquid securities, i.e., Corporate Loans and Corporate Debt Securities for which an active secondary market does not exist to a reliable degree in the opinion of ISSM, and with respect to securities whose bid quotes ISSM believes do not accurately reflect fair value, such Corporate Loans and Corporate Debt Securities will be valued by ISSM at fair value, as determined in good faith by or under the supervision of the Board of Trustees pursuant to procedures specifically authorized by the Board of Trustees, and which is intended to approximate market value. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. ISSM believes that intermediate participants (defined below in Note 1D) selling Corporate Loans or otherwise involved in a Corporate Loan transaction may tend, in valuing Corporate Loans for their own accounts, to be less sensitive to interest rate and credit quality changes and, accordingly, ISSM may not rely solely on such valuations in valuing the Corporate Loans for the Fund's account.

          Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


FLR-QTR-1                             F-19

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Facility fees received may be amortized over the life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., included in the Statement of Operations, are recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS - The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

D. INTERMEDIATE PARTICIPANTS - The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.


FLR-QTR-1                             F-20

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                        MARKET                                        UNREALIZED        MARKET
                        VALUE        PURCHASES        PROCEEDS       APPRECIATION       VALUE        DIVIDEND      REALIZED
FUND                   12/31/04       AT COST        FROM SALES     (DEPRECIATION)     03/31/05       INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Intstitutional Class   $1,100,447    $20,088,381     $(19,257,359)    $         --     $1,931,469    $    4,994   $        --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Intstitutional Class    1,100,447     20,088,381      (19,257,359)              --      1,931,469         5,124            --
=============================================================================================================================
Total                  $2,200,894    $40,176,762     $(38,514,718)    $         --     $3,862,938    $   10,118  $         --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 3 - UNFUNDED LOAN COMMITMENTS

As of March 31, 2005, the Fund had unfunded loan commitments of $2,514,491, which could be extended at the option of the borrower, pursuant to the following loan agreements with following borrowers:

BORROWER                                                   UNFUNDED COMMITMENTS
-------------------------------------------------------------------------------
Advanced Medical Optics, Inc.                                         $  38,290
-------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.                                             500,000
--------------------------------------------------------------------------------
Celanese A.G. (Germany)                                                 191,607
--------------------------------------------------------------------------------
Federal-Mogul Corp.                                                      68,429
--------------------------------------------------------------------------------
Hexcel Corp.                                                            324,444
--------------------------------------------------------------------------------
Isle of Capri Casino, Inc.                                              500,000
--------------------------------------------------------------------------------
Las Vegas Sands, Inc. (Venetian Casino Resort, LLC)                     341,880
--------------------------------------------------------------------------------
Texas Genco Holdings, Inc.                                              389,743
--------------------------------------------------------------------------------
Warner Chilcott PLC (United Kingdom)                                    160,098
================================================================================
                                                                     $2,514,491
________________________________________________________________________________
================================================================================

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $35,032,447 and $43,680,230, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 2,855,486
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (6,171,176)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(3,315,690)
__________________________________________________________________________________
==================================================================================

Cost of investments for tax purposes is $261,554,329.



FLR-QTR-1                             F-21

Item 2. Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Floating Rate Fund

By:      /s/ ROBERT H. GRAHAM
         --------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         --------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


By:      /s/ SIDNEY M. DILGREN
         --------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    May 27, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.